Lease - Schedule of Reconciles the Undiscounted Cash Flows (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Reconciles the Undiscounted Cash Flows [Abstract]
2025	$ 1,954
2026	885
2027	153
2028	80
Total undiscounted operating lease payments	3,072
Less: imputed interest	(131)
Present value of operating lease liabilities	$ 2,941